Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares	101,629	102,805
Number of Share Options, Forfeited | shares	(1,709)	0
Number of Share Options, Expired | shares	0	(8)
Number of share Options, Ending Balance | shares	99,920	102,797
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 214.46	$ 215.29
Weighted Average Exercise Price, Forfeited | $ / shares	146.12	0
Weighted Average Exercise Price, Expired | $ / shares	0	21,225
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 215.63	$ 213.65
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares	130,916	74,900
Number of Share Options, Granted | shares	44,600	60,850
Number of Share Options, Forfeited | shares	(5,166)	(4,500)
Number of share Options, Ending Balance | shares	170,350	131,250
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 21.52	$ 34.88
Weighted Average Exercise Price, Granted | $ / shares	3.99	6.7
Weighted Average Exercise Price, Forfeited | $ / shares	16.34	18.08
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 17.09	$ 22.39